Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Charter Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CharterSM Small Cap Growth Portfolio – Class A, B and K Shares (formerly, Multimanager Small Cap Growth Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios, but it will incur transaction costs when it buys and sells other types of securities (including exchange traded securities of Underlying ETFs) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, before the Portfolio converted to a fund of funds, the Portfolio’s turnover rate was 85% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect the Portfolio's current management fee.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Portfolio will invest in Underlying Portfolios and Underlying ETFs such that at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in equity securities of small capitalization companies (which may include derivatives exposure to equity securities of small-capitalization companies). For purposes of this Portfolio, small capitalization companies are companies with a market capitalization that is similar to or below the highest market capitalization range of the Russell 2000 Index at the time of investment (approximately $5.3 billion as of December 31, 2013).

The Portfolio allocates its assets to Underlying Portfolios and Underlying ETFs that invest among various asset categories. The asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows:

Domestic Small Cap Equity	Emerging Markets Small Cap
Domestic Micro Cap Equity	International/Global Small Cap Equity

The Manager selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Manager will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of complying with the 80% policy identified above, the Manager will identify Underlying Portfolios and Unaffiliated Underlying ETFs in which to invest by reference to such Underlying Portfolio’s or Underlying ETF’s name and investment policies at the time of investment. An Underlying Portfolio or Underlying ETF that changes its name or investment policies subsequent to the time of the Portfolio’s investment may continue to be considered an appropriate investment for purposes of the 80% policy. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Manager may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories.

		The Manager may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.
Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ and Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios and Underlying ETFs for additional information about these risks.

  Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Manager will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

  Derivatives Risk — A portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for a portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to a portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by a portfolio, especially in abnormal market conditions.

  Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

  Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk — Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

  Futures Contract Risk —The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if a portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains.

  Investment Style Risk — A Portfolio may invest in Underlying Portfolios and Underlying ETFs that, from time to time, employ a particular style or set of styles — in this case “growth” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. They may also increase the volatility of a Portfolio’s share price.

  Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole.

  Non-Traditional (Alternative) Investment Risk —To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in non-traditional (alternative) investments, the Portfolio will be subject to the risks associated with such investments. Nontraditional (alternative) investments use a different approach to investing than do traditional investments (stocks, bonds, and cash) and, as a result, have different characteristics and risks than do traditional investments. Non-traditional (alternative) investments are often less liquid, particularly in periods of stress, are generally more complex and less transparent, and may have more complicated tax profiles than traditional investments. In addition, the performance of non-traditional (alternative) investments may be dependent primarily on investment manager experience and skill, whereas the performance of traditional investments generally is dependent primarily on market exposure and returns. The use of non-traditional (alternative) investments may not achieve the desired effect.

  Portfolio Management Risk — The risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

  Risks Related to Investments in Underlying Portfolios and Underlying ETFs — A Portfolio that invests in Underlying Portfolios and Underlying ETFs will indirectly bear fees and expenses charged by those Underlying Portfolios and Underlying ETFs, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value will be subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. The Portfolio, Underlying Portfolios and Underlying ETFs are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/default risk, foreign and emerging markets securities risk and lower-rated securities risk. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

  Small-Cap and Micro-Cap Company Risk — A Portfolio’s investments in small-cap and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio (prior to its conversion to a fund-of-funds on April 18, 2014 (the “Conversion Date”), as discussed below ) by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2013 compared to the returns of a broad-based market index. The return of the broad-based market index shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to the Conversion Date the Portfolio was not a fund-of-funds, had different investment policies, was managed by multiple advisers and, under normal circumstances, approximately 50% of the Portfolio’s net assets were actively managed and approximately 50% of the Portfolio’s net assets were managed to track the performance (before fees and expenses) of a particular index. Following the conversion of the Portfolio to a fund-of-funds, the Portfolio pursues its investment objective through investments in underlying proprietary and unaffiliated mutual funds and exchange-traded funds. The underlying proprietary and unaffiliated mutual funds and exchange-traded funds in which the Portfolio invests incur their own operating costs and expenses, including management fees payable to their investment advisers, and the Portfolio’s performance, following the conversion of the Portfolio to a fund-of-funds, will reflect the impact of these operating costs and expenses. If the Portfolio had historically been managed as a fund-of-funds using its current investment strategies and policies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by different advisers prior to the Conversion Date.

For periods prior to the date Class A shares commenced operations (January 22, 2008), Class A share performance information shown in the table below is the performance of Class B shares, which reflects the effect of 12b-1 fees paid by Class B shares. Class A shares did not pay 12b-1 fees prior to January 1, 2012.

		The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio (prior to its conversion to a fund-of-funds on April 18, 2014 (the “Conversion Date”), as discussed below ) by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2013 compared to the returns of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns — Class B
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter (% and time period)	Worst quarter (% and time period)
22.61% (2009 2nd Quarter)	–27.13% (2008 4th Quarter)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Charter Small Cap Growth Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.81%	[2]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2],[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.66%	[2]
1 Year	rr_ExpenseExampleYear01	169
3 Years	rr_ExpenseExampleYear03	555
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	2,114
One Year	rr_AverageAnnualReturnYear01	47.79%
Five Years	rr_AverageAnnualReturnYear05	19.16%
Ten Years	rr_AverageAnnualReturnYear10	6.77%
Charter Small Cap Growth Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.81%	[2]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2],[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.66%	[2]
1 Year	rr_ExpenseExampleYear01	169
3 Years	rr_ExpenseExampleYear03	555
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	2,114
2004	rr_AnnualReturn2004	12.50%
2005	rr_AnnualReturn2005	7.55%
2006	rr_AnnualReturn2006	10.26%
2007	rr_AnnualReturn2007	3.60%
2008	rr_AnnualReturn2008	(42.21%)
2009	rr_AnnualReturn2009	34.89%
2010	rr_AnnualReturn2010	27.60%
2011	rr_AnnualReturn2011	(15.74%)
2012	rr_AnnualReturn2012	11.42%
2013	rr_AnnualReturn2013	47.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.13%)
One Year	rr_AverageAnnualReturnYear01	47.77%
Five Years	rr_AverageAnnualReturnYear05	19.02%
Ten Years	rr_AverageAnnualReturnYear10	6.67%
Charter Small Cap Growth Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.56%	[2]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2],[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[2]
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	478
5 Years	rr_ExpenseExampleYear05	836
10 Years	rr_ExpenseExampleYear10	$ 1,844
One Year	rr_AverageAnnualReturnYear01	48.15%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	24.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2011
Charter Small Cap Growth Portfolio | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	43.30%
Five Years	rr_AverageAnnualReturnYear05	22.58%
Ten Years	rr_AverageAnnualReturnYear10	9.41%

[1]	The expense information has been restated to reflect the Portfolio's current management fee.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2015 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.65% for Class A and Class B shares and 0.40% for Class K shares of the Portfolio. The Expense Limitation Arrangement for the Charter Portfolios may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2015.